Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 644,143	$ 90,726	¥ 404,120	¥ 556,382
Amortization of the discount and issuance costs	292,238	41,161	65,475	559,332
Total	¥ 936,381	$ 131,887	¥ 469,595	¥ 1,115,714